Share-Based Compensation Plans - Restricted Stock Activity (Details) - Restricted stock - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Unvested at beginning of period (in shares)	463	627	589
Granted (in shares)	179	169	192
Vested (in shares)	(217)	(283)	(90)
Forfeited (in shares)	(20)	(50)	(64)
Unvested at end of period (in shares)	405	463	627	589
Wtd. Avg. Price Per Share
Unvested at beginning of period (in dollars per share)	$ 57	$ 54	$ 55
Granted (in dollars per share)	76	77	52
Vested (in dollars per share)	59	63	52
Forfeited (in dollars per share)	60	53	56
Unvested at end of period (in dollars per share)	$ 64	$ 57	$ 54	$ 55
Equity Other Than Options, Additional [Abstract]
Unvested (in years)	1 year 3 months 18 days	1 year 2 months 12 days	1 year 3 months 18 days	1 year 8 months 12 days
Unvested	$ 34